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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2008

Item  1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia High Yield Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds — 94.4%
EDUCATION — 4.8%`
Education — 2.4%
CA Municipal Finance Authority
	Biola University,
	Series 2008,
	5.875% 10/01/34	1,500,000	1,376,085
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	500,000	456,825
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004,
	5.625% 04/01/34	925,000	823,796
NC Capital Facilities Finance Agency
	Meredith College,
	Series 2008,
	6.000% 06/01/31	2,000,000	1,882,020
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	2,900,000	2,437,856
PA Higher Education Facilities Authority
	Edinboro University,
	Series 2008,
	5.875% 07/01/38	2,200,000	1,956,680
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	1,100,000	955,405
VT Education & Health Buildings Agency
	Vermont Law School Project,
	Series 2003 A,
	5.500% 01/01/33	500,000	418,070
WI Health & Educational Facilities Authority
	Medical College of Wisconsin,
	Series 2008 A,
	5.250% 12/01/35	5,000,000	4,379,250
WV University
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/19	1,250,000	716,325
	(a) 04/01/25	2,750,000	1,031,690
Education Total			16,434,002
Prep School — 1.0%
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	915,000	868,207

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Prep School — (continued)
IL Finance Authority
	Chicago Charter School Foundation,
	Series 2007,
	5.000% 12/01/36	1,750,000	1,321,810
KY Louisville & Jefferson County Metropolitan Government
	Assumption High School, Inc.,
	Series 2006,
	5.000% 10/01/35	1,500,000	1,223,520
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	968,540
MI Conner Creek Academy
	Series 2007,
	5.000% 11/01/26	2,540,000	2,018,944
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	750,000	593,760
Prep School Total			6,994,781
Student Loan — 1.4%
CT Higher Education Supplemental Loan Authority
	Family Education Loan Program,
	Series 2005 A, AMT,
	Insured: MBIA
	4.375% 11/15/21	1,125,000	903,060
MA Educational Financing Authority
	Sereies 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	2,500,000	2,333,300
NE Nebhelp, Inc.
	Series 1993 A-6, AMT,
	Insured: MBIA
	6.450% 06/01/18	4,000,000	3,979,920
NM Educational Assistance Foundation
	Series 1996 A-2, AMT,
	6.650% 11/01/25	1,915,000	1,877,945
Student Loan Total			9,094,225
EDUCATION TOTAL			32,523,008
HEALTH CARE — 34.0%
Continuing Care Retirement — 16.5%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	685,000	663,361

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
CO Health Facilities Authority
	Christian Living Communities,
	Series 2006 A:
	5.750% 01/01/26	500,000	430,745
	5.750% 01/01/37	1,500,000	1,217,145
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/35	2,900,000	2,170,824
CT Development Authority
	Elim Park Baptist Home, Inc.,
	Series 2003,
	5.850% 12/01/33	460,000	407,624
FL City of Lakeland
	Series 2008:
	6.240% 01/01/28	675,000	604,152
	6.375% 01/01/43	2,250,000	1,978,920
FL Lee County Industrial Development Authority
	Shell Point Village,
	Series 2007,
	5.000% 11/15/29	4,000,000	3,051,720
FL Orange County Health Facilities Authority
	Orlando Lutheran:
	Series 2005,
	5.700% 07/01/26	1,000,000	843,860
	Series 2007:
	5.500% 07/01/32	350,000	274,120
	5.500% 07/01/38	1,750,000	1,333,675
FL Palm Beach County Health Facilities Authority
	Abbey Delray South,
	Series 2003,
	5.350% 10/01/14	1,250,000	1,230,512
FL Sarasota County Health Facility Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/32	3,000,000	2,382,690
FL St. John’s County Industrial Development Authority
	Glenmoor at St. John’s, Inc.,
	Series 2006 A,
	5.375% 01/01/40	4,275,000	3,119,809
	Ponte Vedra, Inc.,
	Series 2007,
	5.000% 02/15/27	2,765,000	2,300,342
GA Fulton County
	Canterbury Court,
	Series 2004 A,
	6.125% 02/15/34	1,000,000	855,880
	Lenbrook,
	Series 2006 A:
	5.000% 07/01/17	2,000,000	1,764,060
	5.000% 07/01/29	3,000,000	2,247,330

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A:
	7.400% 01/01/24	500,000	490,535
	7.400% 01/01/34	3,000,000	2,836,440
IA Finance Authority
	Deerfield Retirement Community, Inc.,
	Series 2007 A,
	5.500% 11/15/27	1,135,000	816,712
IL Finance Authority
	Lutheran Senior Services,
	Series 2006,
	5.125% 02/01/26	2,000,000	1,742,640
	Sedgebrook, Inc.,
	Series 2007 A,
	6.000% 11/15/37	5,000,000	4,172,750
	Tabor Hills Supportive Living,
	Series 2006,
	5.250% 11/15/36	2,000,000	1,542,040
	Washington & Jane Smith Community:
	Series 2003 A,
	7.000% 11/15/32	1,000,000	941,340
	Series 2005 A,
	6.250% 11/15/35	2,750,000	2,334,117
IN Health & Educational Facilities Financing Authority
	Baptist Homes of Indiana, Inc.,
	Series 2005,
	5.250% 11/15/35	2,750,000	2,305,077
KS Lenexa
	Lakeview Village, Inc.,
	Series 2007,
	5.500% 05/15/39	4,250,000	3,413,812
KS Manhattan
	Manhattan Health Care Facility,
	Series 2007 A,
	5.000% 05/15/29	2,680,000	2,046,689
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/20	385,000	364,191
MA Development Finance Agency
	Berkshire Retirement Community, Inc.,
	Series 1999,
	5.625% 07/01/29	1,250,000	1,091,538
	Linden Ponds, Inc.,
	Series 2007 A,
	5.750% 11/15/35	700,000	544,859

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
	5.750% 11/15/42	3,530,000	2,676,728
	Loomis House, Inc.:
	Series 1999 A,
	5.625% 07/01/15	650,000	647,953
	Series 2002 A,
	6.900% 03/01/32	220,000	220,376
MD Howard County
	Columbia Vantage House Corp.:
	Series 2007 A,
	5.250% 04/01/33	1,990,000	1,484,222
	Series 2007 B,
	5.250% 04/01/37	1,500,000	1,094,250
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	1,750,000	1,554,927
MI Kentwood Economic Development Corp.
	Holland Home,
	Series 2006 A,
	5.375% 11/15/36	2,500,000	2,016,175
MI Meridian Economic Development Corp.
	Burcham Hills Retirement Center II,
	Series 2007 A-1,
	5.250% 07/01/26	1,015,000	845,911
MN Columbia Heights
	Crest View Corp.,
	Series 2007 A:
	5.550% 07/01/27	1,000,000	855,350
	5.700% 07/01/42	2,000,000	1,621,380
MO Health & Educational Facilities Authority
	Lutheran Senior Services,
	Series 2007 A,
	4.875% 02/01/27	3,000,000	2,456,790
MO St. Louis Industrial Development Authority
	St. Andrews Resources for Seniors,
	Series 2007 A:
	6.250% 12/01/26	2,000,000	1,792,160
	6.375% 12/01/41	3,000,000	2,553,660
MT Facility Finance Authority
	St. John’s Lutheran Ministries, Inc.,
	Series 2006 A,
	6.125% 05/15/36	1,000,000	855,520
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998:

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
	5.625% 07/01/18	500,000	476,695
	5.750% 07/01/28	1,665,000	1,401,664
NJ Economic Development Authority
	Lions Gate,
	Series 2005 A:
	5.750% 01/01/25	400,000	347,340
	5.875% 01/01/37	1,330,000	1,090,933
	Seabrook Village, Inc.,
	Series 2006,
	5.250% 11/15/36	2,700,000	2,047,707
NY Broome Country Industrial Development Agency
	Good Shepherd Village at Endwell,
	Series A,
	6.875% 07/01/40	1,750,000	1,612,065
NY East Rochester Housing Authority
	Woodland Village Project,
	Series 2006,
	5.500% 08/01/33	1,700,000	1,356,209
NY Nassau County Industrial Development Agency
	Amsterdam at Harborside,
	Series 2007 A,
	6.700% 01/01/43	4,000,000	3,769,880
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A,
	6.250% 01/01/35	1,750,000	1,575,735
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	750,000	709,823
	Friendship Village of South Hills,
	Series 2003 A,
	5.750% 08/15/20	1,000,000	966,640
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	750,000	733,508
PA Lancaster County Hospital Authority
	Brethren Village,
	Series 2008 A:
	6.375% 07/01/30	1,000,000	920,150
	6.500% 07/01/40	1,500,000	1,376,340
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community:
	Series 2005:

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
	6.125% 02/01/28	1,400,000	1,193,626
	6.250% 02/01/35	1,350,000	1,127,749
	Series 2008,
	7.000% 02/01/36	2,000,000	1,826,180
SC Jobs Economic Development Authority
	Lutheran Homes,
	Series 2007:
	5.375% 05/01/21	1,000,000	877,680
	5.500% 05/01/28	1,100,000	896,313
	Wesley Commons,
	Series 2006,
	5.300% 10/01/36	2,500,000	1,877,925
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village,
	Series 2004 A,
	6.250% 02/15/32	250,000	212,375
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	1,825,000	1,557,838
TN Shelby County Health Educational & Housing Facilities Board
	Germantown Village:
	Series 2003 A,
	7.250% 12/01/34	675,000	592,576
	Series 2006,
	6.250% 12/01/34	500,000	382,150
	Trezevant Manor,
	Series 2006 A,
	5.750% 09/01/37	1,000,000	817,370
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	1,350,000	1,187,190
	Series 2003 A,
	7.000% 11/15/33	800,000	755,824
TX HFDC of Central Texas, Inc.
	Legacy at Willow Bend,
	Series 2006 A,
	5.750% 11/01/36	2,100,000	1,631,784
	Village at Gleannloch Farms,
	Series 2006 A,
	5.500% 02/15/37	1,850,000	1,366,558
VA Suffolk Industrial Development Authority
	Lake Prince Center,
	Series 2006,
	5.150% 09/01/24	750,000	643,823

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Continuing Care Retirement — (continued)
WI Health & Educational Facilities Authority
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	2,200,000	1,954,216
	Milwaukee Catholic Home,
	Series 2006,
	5.000% 07/01/26	750,000	633,848
	Three Pillars Senior Living Communities:
	Series 2003,
	5.600% 08/15/23	790,000	730,584
	Series 2004 A,
	5.500% 08/15/34	870,000	742,423
	United Lutheran Program for the Aging,
	Series 1998,
	5.700% 03/01/28	750,000	623,048
Continuing Care Retirement Total			112,210,680
Health Services — 0.4%
CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998,
	5.375% 01/01/23	1,080,000	963,457
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:
	5.650% 02/01/19	370,000	339,175
	5.750% 02/01/29	550,000	470,668
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	HealthPartners:
	Series 2003,
	5.875% 12/01/29	400,000	365,644
	Series 2006,
	5.250% 05/15/23	1,000,000	897,010
Health Services Total			3,035,954
Hospitals — 14.1%
AZ Health Facilities Authority
	Phoenix Memorial Hospital,
	Series 1991,
	8.125% 06/01/12(c)	1,849,099	18,491
AZ Yavapai County Industrial Development Authority
	Yavapai Community Hospital Association,
	Series 2008 B,
	5.625% 08/01/37	3,500,000	3,037,965
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/21	500,000	469,550

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
CA Communities Development Authority
	St. Joseph Health Systems,
	Series 2000,
	Insurer: MBIA
	5.125% 07/01/24	5,000,000	4,629,750
CA Health Facilities Financing Authority
	Catholic Health Care West,
	Series 2004 G,
	5.250% 07/01/23	500,000	464,505
CA Turlock
	Emanuel Medical Center, Inc.:
	Series 2004,
	5.375% 10/15/34	2,000,000	1,652,180
	Series 2007 B,
	5.125% 10/15/37	4,750,000	3,683,720
CO Health Facilities Authority
	Vail Valley Medical Center,
	Series 2004,
	5.000% 01/15/20	1,000,000	924,850
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 B,
	5.250% 10/01/34	1,000,000	844,130
FL Miami Health Facilities Authority
	Catholic Health East,
	Series 2003 B,
	5.125% 11/15/24	1,000,000	888,510
FL North Brevard County Hospital District
	Series 2008,
	5.750% 10/01/38	5,000,000	4,424,200
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1999 E,
	6.000% 10/01/26	855,000	830,299
	Series 2008 C,
	5.250% 10/01/35	4,000,000	3,363,080
FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003:
	6.375% 10/01/28	750,000	734,663
	6.375% 10/01/34	500,000	475,405
FL West Orange Health Care District
	Series 2001 A,
	5.650% 02/01/22	1,450,000	1,388,607
IL Southwestern Development Authority
	Anderson Hospital:
	Series 1999:
	5.500% 08/15/20	500,000	464,140
	5.625% 08/15/29	250,000	216,975
	Series 2006,
	5.125% 08/15/26	1,245,000	1,038,928

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
IN Health & Educational Facility Financing Authority
	Clarian Health,
	Series 2006 A,
	5.000% 02/15/39	1,500,000	1,195,035
	Schneck Memorial,
	Series 2006 A,
	5.250% 02/15/30	1,000,000	858,670
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	850,000	755,140
LA Public Facilities Authority
	Ochsner Clinic Foundation,
	Series 2007 A,
	5.250% 05/15/38	5,000,000	4,165,600
	Touro Infirmary,
	Series 1999 A:
	5.500% 08/15/19	510,000	468,206
	5.625% 08/15/29	240,000	201,055
MA Health & Educational Facilities Authority
	Caregroup, Inc.,
	Series 2008 E-2,
	5.375% 07/01/25	2,000,000	1,843,040
	Jordan Hospital:
	Series 1998 D,
	5.250% 10/01/18	600,000	533,736
	Series 2003 E,
	6.750% 10/01/33	750,000	684,555
	Milford-Whitinsville Regional Hospital:
	Series 1998 C,
	5.750% 07/15/13	525,000	529,100
	Series 2007,
	5.000% 07/15/32	1,250,000	970,587
MD Health & Higher Educational Facilities Authority
	Adventist Health Care,
	Series 2003 A:
	5.000% 01/01/16	400,000	385,360
	5.750% 01/01/25	600,000	552,354
	University of Maryland Medical System,
	Series 2005,
	Insured: AMBAC
	5.500% 07/01/24	2,100,000	2,018,541
MI Dickinson County
	Dickinson County Health Care System,
	Series 1999,
	5.800% 11/01/24	1,000,000	912,320

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
MI Hospital Finance Authority
	Detroit Medical Center,
	Series 1997 A,
	Insured: AMBAC
	5.500% 08/15/24	3,000,000	2,550,600
	Garden City Hospital,
	Series 2007,
	5.000% 08/15/38	2,250,000	1,512,967
	Henry Ford Health,
	Series 2006 A,
	5.000% 11/15/21	1,000,000	906,600
	McLaren Health Care Corp.,
	Series 2005 C,
	5.000% 08/01/35	2,500,000	2,062,025
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2005,
	5.150% 11/15/20	750,000	688,335
MN Washington County Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1998,
	5.250% 11/15/12	1,100,000	1,101,672
MO Cape Girardeau County
	Southeast Missouri Hospital Association,
	Series 2003,
	5.000% 06/01/27	3,750,000	3,100,537
MO Health & Educational Facilities Authority
	Lake Regional Health Systems,
	Series 2003,
	5.700% 02/15/34	1,000,000	898,840
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	2,750,000	2,187,075
NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,
	6.375% 10/01/29	1,000,000	986,910
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002 A,
	6.125% 07/01/32	50,000	47,452
	The Memorial Hospital at North Conway,
	Series 2006,
	5.250% 06/01/21	1,000,000	901,110
NJ Health Care Facilities Financing Authority
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/24	745,000	636,424
	St. Josephs Hospital & Medical Center,
	Series 2008,
	6.625% 07/01/38	2,000,000	1,805,560

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
NM Farmington Hospital Revenue
	San Juan Medical Center,
	Series 2004 A,
	5.000% 06/01/23	500,000	438,750
NY Dormitory Authority
	Mount Sinai Hospital:
	Series 2000 C,
	5.500% 07/01/26	2,275,000	2,081,921
	Series 2000,
	5.500% 07/01/26	225,000	206,354
	NYU Hospital Center,
	Series 2007 B,
	5.625% 07/01/37	2,000,000	1,793,820
NY Monroe County Industrial Development Agency
	Highland Hospital,
	Series 2005,
	5.000% 08/01/25	1,115,000	975,246
OH Lakewood Hospital Improvement District
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/15	1,250,000	1,278,400
OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.,
	Series 2006,
	5.250% 05/15/17	1,000,000	946,970
OH Sandusky County
	Memorial Hospital,
	Series 1998,
	5.150% 01/01/10	250,000	253,298
OK Development Finance Authority
	Duncan Regional Hospital,
	Series 2003 A,
	5.125% 12/01/23	2,000,000	1,829,000
OK Norman Regional Hospital Authority
	Series 2007,
	5.000% 09/01/27	2,000,000	1,642,000
OK Stillwater Medical Center Authority
	Series 2005,
	5.000% 05/15/17	1,155,000	1,111,318
PA Northampton County General Purpose Authority
	St. Lukes Hospital Bethlehem,
	Series 2008 A,
	5.375% 08/15/28	1,500,000	1,336,050

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — (continued)
SC Jobs Economic Development Authority
	Bon Secours St. Frances Medical,
	Series 2002 B,
	5.500% 11/15/23	1,765,000	1,649,657
	Series 2008,
	6.000% 09/15/38	4,000,000	3,630,440
TN Jackson City
	Series 2008,
	5.750% 04/01/41	4,000,000	3,542,440
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C:
	5.250% 09/01/26	1,000,000	856,480
	5.250% 09/01/36	4,500,000	3,599,550
WA Skagit County Public Hospital District No. 1
	Series 2003,
	6.000% 12/01/23	1,000,000	953,970
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	700,000	684,565
	Fort Health Care, Inc.,
	Series 2004,
	6.100% 05/01/34	1,965,000	1,823,284
Hospitals Total			95,642,867
Intermediate Care Facilities — 0.6%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,390,000	1,225,382
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,145,000	1,009,398
LA Public Facilities Authority
	Progressive Health Care Providers, Inc.,
	Series 1998,
	6.375% 10/01/28	2,000,000	1,706,580
Intermediate Care Facilities Total			3,941,360
Nursing Homes — 2.4%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,615,000	1,466,275
CO Health Facilities Authority
	Evangelical Lutheran Good Samaritan Foundation,
	Series 2005,
	5.000% 06/01/35	750,000	591,675

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — (continued)
CT Development Authority Health Facility
	Alzheimers Resources Center, Inc.,
	Series 2007:
	5.400% 08/15/21	1,080,000	917,676
	5.500% 08/15/27	1,000,000	795,450
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.750% 07/01/18	600,000	562,062
	5.750% 07/01/28	1,475,000	1,230,932
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	6.500% 01/01/29(d) (8.000% 01/01/09)	300,000	321,774
KY Economic Development Finance Authority
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	6.500% 01/01/29(d) (8.000% 01/01/09)	920,000	988,043
MA Development Finance Agency
	Alliance Health Care,
	Series 1999 A,
	7.100% 07/01/32	2,115,000	1,909,506
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23	785,000	681,333
MN Eveleth
	Arrowhead Senior Living Community,
	Series 2007,
	5.200% 10/01/27	1,375,000	1,123,347
MN Sartell
	Foundation for Health Care:
	Series 1999 A,
	6.625% 09/01/29	2,000,000	1,806,820
	Series 2001 A,
	8.000% 09/01/30	995,000	1,012,174
MN St. Paul Housing & Redevelopment Authority
	Sholom Home East Inc.,
	Series 2007 A,
	5.050% 10/01/27	1,000,000	810,330
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/35	1,300,000	970,879
NJ Economic Development Authority
	Seashore Gardens,
	Series 2006,
	5.300% 11/01/26	500,000	402,170

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Nursing Homes — (continued)
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	375,000	364,935
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,
	9.000% 08/01/31(c)	50,000	35,223
Nursing Homes Total			15,990,604
HEALTH CARE TOTAL			230,821,465
HOUSING — 9.1%
Assisted Living/Senior — 2.2%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	2,505,000	2,088,719
FL St. Johns County Industrial Development Authority
	Bayview Assisted Living,
	Series 2007 A,
	5.250% 10/01/41	3,725,000	2,562,837
GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,
	7.000% 11/15/29	2,000,000	1,716,320
GA Jefferson Development Authority
	Sumner Smith Facility,
	Series 2007 A, AMT,
	5.875% 08/01/38	2,360,000	1,827,867
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,000,000	717,990
MN Rochester
	Madonna Meadows,
	Series 2007 A,
	5.200% 10/01/23	830,000	716,174
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,270,000	1,063,486
MN St. Paul Housing & Redevelopment Authority
	Marian Center,
	Series 2007 A,
	5.300% 11/01/30	1,000,000	798,870

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Assisted Living/Senior — (continued)
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	1,900,000	1,768,824
	6.000% 05/01/29	625,000	539,106
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999,
	6.200% 06/01/29	1,000,000	878,630
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	500,000	464,025
Assisted Living/Senior Total			15,142,848
Multi-Family — 4.6%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments LLC,
	Series 2008,
	5.500% 06/01/38	5,000,000	4,428,900
DC Housing Finance Agency
	FDS Residential II LP,
	Series 2004, AMT,
	Insured: FHA
	4.850% 06/01/35	1,460,000	1,143,691
DE Wilmington
	Electra Arms Senior Association,
	Series 1998, AMT,
	6.250% 06/01/28	855,000	721,971
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	1,500,000	1,488,630
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	7.000% 07/15/32	1,480,000	1,381,521
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	1,335,000	1,290,758
MA Housing Finance Agency
	Series 2005 E, AMT,
	5.000% 12/01/28	750,000	627,450
MD Economic Development Corp.
	University of Maryland, College Park Projects,
	Series 2008,
	5.875% 06/01/43	2,735,000	2,473,069

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
MN Minneapolis Student Housing
	Riverton Community Housing, Inc.,
	Series 2006 A,
	5.700% 08/01/40	1,600,000	1,310,032
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38(b)	3,486,859	2,990,854
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,550,000	1,358,714
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	1,200,000	912,312
OH Montgomery County
	Heartland of Centerville LLC,
	Series 2005, AMT,
	Insured: FHLMC
	4.950% 11/01/35	750,000	656,602
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	LOC : Bank of the West
	5.250% 12/01/41	1,475,000	1,333,621
OR Housing & Community Services Department
	Series 2005 A, AMT,
	Insured: FHA
	4.850% 07/01/35	1,755,000	1,374,323
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(e)	455,481	453,391
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	565,000	525,235
	Series 2000 D,
	10.000% 12/01/32	670,000	644,560
VA Fairfax County Redevelopment & Housing Authority
	Cedar Ridge Project,
	Series 2007, AMT,
	Insured: FHA
	4.700% 04/01/27	3,000,000	2,448,720
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: FSA
	5.000% 11/01/25	1,000,000	862,280

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
Multi-Family — (continued)
WA Tacoma Housing Authority
	Redwood,
	Series 2005, AMT,
	Guarantor: GNMA
	5.050% 11/20/37	3,000,000	2,434,290
Multi-Family Total			30,860,924
Single-Family — 2.3%
CA Housing Finance Agency
	Series 2006 K, AMT,
	4.625% 08/01/26	5,000,000	4,055,450
CO Housing & Finance Authority
	Series 1995 D-1, AMT,
	7.375% 06/01/26	5,000	5,120
	Series 1997 A-2, AMT,
	7.250% 05/01/27	15,000	15,183
FL Housing Finance Corp.
	Series 2006 1, AMT,
	Guarantor: GNMA
	4.850% 07/01/37	1,765,000	1,372,164
MA Housing Finance Agency
	Series 2006 122, AMT,
	4.875% 12/01/37	3,855,000	3,023,399
MN Housing Finance Agency
	Series 2006I, AMT,
	5.000% 07/01/21	1,350,000	1,224,585
MN Minneapolis St. Paul Housing Finance Board
	Series 2006, AMT,
	Guarantor: GNMA
	5.000% 12/01/38	114,843	91,707
RI Housing & Mortgage Finance Corp.
	Series 2005, AMT,
	4.750% 10/01/30	4,000,000	3,170,880
TX Affordable Housing Corp.
	Series 2005 A, AMT,
	Guarantor: GNMA
	5.100% 09/01/39	3,300,000	2,702,370
Single-Family Total			15,660,858
HOUSING TOTAL			61,664,630
INDUSTRIALS — 5.8%
Food Products — 0.4%
MI Strategic Fund
	Imperial Sugar Co.:
	Series 1998 A,
	6.250% 11/01/15	1,000,000	986,490
	Series 1998 C, AMT,
	6.550% 11/01/25	1,500,000	1,377,405
Food Products Total			2,363,895

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Forest Products & Paper — 1.8%
AL Courtland Industrial Development Board
	International Paper Co.:
	Series 2003 B, AMT,
	6.250% 08/01/25	2,000,000	1,752,540
	Series 2005 A,
	5.200% 06/01/25	1,000,000	762,570
AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	1,000,000	868,170
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	250,000	207,550
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	6.125% 01/01/34	5,000,000	4,382,150
MS Lowndes County
	Weyerhaeuser Co.:
	Series 1992 A,
	6.800% 04/01/22	1,995,000	1,989,414
	Series 1992 B,
	6.700% 04/01/22	230,000	223,256
MS Warren County Gulf Opportunity Zone
	International Paper Co.,
	Series 2008 A,
	6.500% 09/01/32	2,000,000	1,822,200
VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,
	5.600% 12/01/25	400,000	293,592
Forest Products & Paper Total			12,301,442
Manufacturing — 0.3%
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	655,000	621,497
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	1,875,000	1,689,262
Manufacturing Total			2,310,759
Metals & Mining — 0.3%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Metals & Mining — (continued)
	Series 1999 A, AMT,
	8.000% 09/01/14(e)	305,000	298,540
VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	7.000% 04/01/14	1,675,000	1,590,312
Metals & Mining Total			1,888,852
Oil & Gas — 2.5%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	285,000	270,374
NV Clark County Industrial Development Authority
	Southwest Gas Corp.:
	Series 2003 E, AMT,
	5.800% 03/01/38	1,750,000	1,706,092
	Series 2005 A, AMT,
	Insured: AMBAC
	4.850% 10/01/35(f)	10,000,000	7,056,200
TX City Industrial Development Corp.
	Arco Pipeline Co., Inc.,
	Series 1990,
	7.375% 10/01/20	2,000,000	2,349,880
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	875,000	904,225
TX SA Energy Acquisition Public Facility Corp.
	Series 2007,
	5.500% 08/01/27	5,000,000	3,923,400
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,
	6.125% 07/01/22	875,000	801,474

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Oil & Gas — (continued)
VI Virgin Islands
	Hovensa LLC,
	Series 2002, AMT,
	6.500% 07/01/21	125,000	118,558
Oil & Gas Total			17,130,203
Other Industrial Development Bonds — 0.5%
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	4,000,000	3,642,760
Other Industrial Development Bonds Total			3,642,760
INDUSTRIALS TOTAL			39,637,911
OTHER — 11.2%
Other — 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/15	1,250,000	1,241,450
Other Total			1,241,450
Pool/Bond Bank — 0.7%
OH Cleveland-Cuyahoga County Port Authority
	Series 2005 B,
	LOC: Fifth Third Bank
	5.125% 05/15/25	720,000	591,905
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,
	5.100% 05/15/25	450,000	368,802
PA Industrial Development Authority
	Series 2008,
	5.500% 07/01/23	2,355,000	2,265,062
SD Economic Development Finance Authority
	Davis Family Sodak,
	Series 2004 4-A, AMT,
	6.000% 04/01/29	1,400,000	1,279,978
Pool/Bond Bank Total			4,505,747
Refunded/Escrowed(g) — 8.0%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	Pre-refunded 12/01/13.
	6.375% 12/01/24	275,000	299,717
CA ABAG Finance Authority for Nonprofit Corps.
	Eskaton Gold River Lodge,
	Series 1998,
	Pre-refunded 11/15/08:
	6.375% 11/15/15	485,000	496,616
	6.375% 11/15/28	550,000	563,172

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(g) — (continued)
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	Pre-refunded 06/01/13:
	6.250% 06/01/33	2,660,000	2,859,261
	6.750% 06/01/39	200,000	223,742
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	Pre-refunded 09/01/13:
	5.750% 09/01/20	450,000	501,813
	5.900% 09/01/24	445,000	499,223
CA Statewide Communities Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31	1,695,000	1,893,264
CO Adams County
	Series 1991 B:
	Escrowed to Maturity,
	11.250% 09/01/11	220,000	269,225
	Pre-refunded 09/01/09,
	11.250% 09/01/11(f)	325,000	350,786
	Pre-refunded 09/01/10,
	11.250% 09/01/11	360,000	416,563
CO E-470 Public Highway Authority
	Series 2000 B,
	Pre-refunded 09/01/10,
	(a) 09/01/35	17,500,000	2,513,000
CO Health Facilities Authority
	Volunteers of America Care Facilities,
	Series 1999 A,
	Pre-refunded 07/01/09
	5.750% 07/01/10	290,000	298,648
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	Pre-refunded 06/15/11,
	7.125% 06/15/41	2,735,000	3,065,908
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	Pre-refunded 06/01/12,
	8.000% 06/01/32	1,250,000	1,451,775
FL Islands at Doral Southwest Community Development District
	Series 2003,
	Pre-refunded 05/01/13,
	6.375% 05/01/35	755,000	832,727

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(g) — (continued)
FL Lee County Industrial Development Authority
	Shell Point Village,
	Series 1999 A,
	Pre-refunded 11/15/09,
	5.500% 11/15/29	1,200,000	1,247,088
FL Lexington Oaks Community Development District
	Series 1998 A,
	Pre-refunded 11/01/08,
	6.125% 05/01/19	220,000	220,546
	Series 2000 A,
	Pre-refunded 11/01/08,
	7.200% 05/01/30	790,000	800,499
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System:
	Series 1999 E,
	Pre-refunded 10/01/09,
	6.000% 10/01/26	20,000	20,882
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	350,000	380,755
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	170,000	170,012
GA Municipal Electric Authority
	Series 1991 V:
	Escrowed to Maturity,
	6.600% 01/01/18	690,000	785,675
	Pre-refunded 01/01/13,
	6.600% 01/01/18	75,000	84,759
IA Finance Authority
	Care Initiatives,
	Series 1996,
	Pre-refunded 07/01/11,
	9.250% 07/01/25	450,000	529,371
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001 A,
	Pre-refunded 08/15/11,
	7.375% 08/15/31	1,300,000	1,458,834
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	300,000	335,925
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	Pre-refunded 12/15/12,
	9.000% 12/15/15	1,400,000	1,651,006

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(g) — (continued)
	Milford-Whitinsville Regional Hospital,
	Series 2002 D,
	Pre-refunded 07/15/12,
	6.350% 07/15/32	1,715,000	1,886,980
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	Pre-refunded 06/01/12,
	6.375% 06/01/31	1,000,000	1,113,310
MN Carlton
	Inter-Faith Social Services, Inc.,
	Series 2000,
	Pre-refunded 04/01/10,
	7.500% 04/01/19	235,000	253,093
NC Eastern Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	6.500% 01/01/18	3,320,000	3,886,292
NC Medical Care Commission
	DePaul Community Facilities, Inc.,
	Series 1999,
	Pre-refunded 11/01/09,
	7.625% 11/01/29	2,150,000	2,297,769
NH Health & Educational Facilities Authority
	Catholic Medical Center,
	Series 2002 A,
	Pre-refunded 7/01/12,
	6.125% 07/01/32	350,000	386,271
NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,
	Pre-refunded 07/01/12,
	7.500% 07/01/18	310,000	360,592
NJ Economic Development Authority
	Seabrook Village, Inc.,
	Series 2000 A,
	Pre-refunded 11/15/10,
	8.250% 11/15/30	1,625,000	1,817,936
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	2,000,000	2,260,180
OH Highland County Joint Township
	Series 1999,
	Pre-refunded 12/01/09,
	6.750% 12/01/29	1,775,000	1,878,181
PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,
	Pre-refunded 05/01/10,
	7.625% 05/01/31	825,000	897,649

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(g) — (continued)
PR Commonwealth of Puerto Rico
	Series 2006 B,
	Pre-refunded 07/01/16,
	5.000% 07/01/35	3,090,000	3,313,222
SC Jobs-Economic Development Authority
	Bon Secours Health System,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/23	485,000	525,037
SC Tobacco Settlement Revenue Management Authority
	Series 2001 B,
	Pre-refunded 05/15/11
	6.375% 05/15/28	1,000,000	1,067,740
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	Pre-refunded 02/15/14,
	7.125% 02/15/34	1,000,000	1,177,090
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	Pre-refunded 07/01/12,
	6.000% 07/01/31	750,000	820,050
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Pre-refunded 06/01/15,
	5.625% 06/01/37	2,000,000	2,173,600
WI Health & Educational Facilities Authority
	Attic Angel Obligated Group,
	Series 1998,
	Pre-refunded 11/17/08,
	5.750% 11/15/27	2,125,000	2,174,342
	Wheaton Franciscan Services,
	Series 2002,
	Pre-refunded 02/15/12,
	5.750% 08/15/30	1,050,000	1,144,227
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	925,000	1,003,671
Refunded/Escrowed Total			54,658,024
Tobacco — 2.3%
CA Silicon Valley Tobacco Securitization Authority
	Series 2007 A,
	(a) 06/01/36	3,000,000	299,790

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Tobacco — (continued)
IA Tobacco Settlement Authority
	Series 2005 C,
	5.625% 06/01/46	3,000,000	2,118,600
LA Tobacco Settlement Financing Corp.
	Series 2001 B,
	5.875% 05/15/39	1,000,000	831,660
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/48	5,000,000	3,758,600
NJ Tobacco Settlement Financing Corp.
	Series 2007 1C,
	(a) 06/01/41	7,500,000	451,425
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	(a) 06/01/60	25,000,000	278,250
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2:
	5.750% 06/01/34	4,000,000	3,095,680
	5.875% 06/01/47	2,100,000	1,549,632
	6.000% 06/01/42	3,250,000	2,525,478
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Series 2005 B,
	(a) 05/15/55	25,000,000	497,500
Tobacco Total			15,406,615
OTHER TOTAL			75,811,836
OTHER REVENUE — 3.0%
Hotels — 0.9%
MD Economic Development Corp.
	Chesapeake Bay Conference Center,
	Series 2006 A,
	5.000% 12/01/31	2,250,000	1,607,332
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	4,250,000	3,339,267
	Series 2005 C,
	8.750% 01/01/37	1,250,000	1,069,588
Hotels Total			6,016,187
Recreation — 1.9%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18	1,000,000	980,410

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — (continued)
Recreation — (continued)
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(e)	445,000	446,833
	8.750% 10/01/19(e)	1,800,000	1,819,494
CT Mashantucket Western Pequot Tribe
	Series 1999 B,
	(a) 09/01/15(e)	2,000,000	1,324,540
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31(e)	475,000	412,072
FL Seminole Indian Tribe
	Series 2007,
	5.500% 10/01/24(e)	2,000,000	1,819,560
IL Finance Authority Sports Facility
	Leafs Hockey Club Project,
	Series 2007 A,
	6.000% 03/01/37	1,000,000	754,010
NY Liberty Development Corp.
	National Sports Museum,
	Series 2006 A,
	6.125% 02/15/19(e)	2,250,000	782,933
OK Chickasaw Nation
	Series 2007,
	6.250% 12/01/32(e)	3,500,000	3,249,330
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26(e)	1,700,000	1,414,315
Recreation Total			13,003,497
Retail — 0.2%
LA Beauregard Parish
	Office Max,
	Series 2002,
	6.800% 02/01/27	1,750,000	1,606,028
Retail Total			1,606,028
OTHER REVENUE TOTAL			20,625,712
RESOURCE RECOVERY — 2.0%
Disposal — 1.0%
NH Business Finance Authority
	Waste Management of New Hampshire, Inc.,
	Series 2002, AMT,
	5.200% 05/01/27	4,750,000	3,666,858
OH Solid Waste
	Republic Services, Inc.,
	Series 2004, AMT,
	4.250% 04/01/33	2,000,000	1,776,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — (continued)
Disposal — (continued)
UT Carbon County
	Laidlaw Environmental,
	Series 1997 A, AMT,
	7.450% 07/01/17	1,500,000	1,447,530
Disposal Total			6,891,088
Resource Recovery — 1.0%
FL Lee County Solid Waste Systems
	Series 2006 A, AMT,
	Insured: AMBAC
	5.000% 10/01/17	2,010,000	1,888,777
MA Development Finance Agency
	Covanta,
	Series 1999 A, AMT,
	6.700% 12/01/14	635,000	639,407
MA Industrial Finance Agency
	Covanta,
	Series 1998 A, AMT:
	5.500% 12/01/13	500,000	488,075
	5.600% 12/01/19	1,000,000	945,130
NY Niagara County Industrial Development Agency
	Covanta,
	Series 2001 A, AMT,
	5.450% 11/15/26	1,000,000	956,280
PA Delaware County Industrial Development Authority
	Covanta,
	Series 1997 A,
	6.200% 07/01/19	2,225,000	1,986,702
Resource Recovery Total			6,904,371
RESOURCE RECOVERY TOTAL			13,795,459
TAX-BACKED — 12.1%
Local Appropriated — 1.4%
CA Southeast Resource Recovery Facilities Authority
	Series 2003 B, AMT,
	Insured: AMBAC
	5.375% 12/01/18	2,000,000	1,956,960
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	3,000,000	1,766,760
SC Fort Mill School Facilities Corp.
	Series 2006:
	5.250% 12/01/27	1,825,000	1,635,711
	5.250% 12/01/28	2,385,000	2,136,101
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	1,300,000	1,095,666

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local Appropriated — (continued)
SC Newberry County School District
	Series 2005,
	5.000% 12/01/30	750,000	621,833
Local Appropriated Total			9,213,031
Local General Obligations — 0.6%
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/19	2,650,000	1,475,732
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	1,000,000	784,410
CO Red Sky Ranch Metropolitan District
	Series 2003,
	6.050% 12/01/33	1,000,000	833,930
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	1,000,000	1,009,490
Local General Obligations Total			4,103,562
Special Non-Property Tax — 1.8%
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	Insured: AGO
	6.250% 01/01/24	1,500,000	1,396,710
KS Wyandotte County
	Series 2005 B,
	5.000% 12/01/20	625,000	573,538
	Series 2006,
	4.875% 10/01/28	2,035,000	1,610,194
KY Economic Development Finance Authority
	Louisville Arena Authority, Inc.,
	Series 2008 A1,
	Insured: AGO
	6.000% 12/01/38	1,150,000	1,102,056
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	315,000	262,861
	5.750% 06/15/29	1,000,000	874,120
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28	3,000,000	2,712,960

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — (continued)
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.450% 09/01/37	4,000,000	3,407,160
Special Non-Property Tax Total			11,939,599
Special Property Tax — 7.1%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	115,000	115,782
CA Empire Union School District
	Series 1987-1 A,
	Insured: AMBAC
	(a) 10/01/21	1,665,000	803,779
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,250,000	1,223,587
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	2,000,000	1,727,280
CA Oceanside Community Development Commission
	Downtown Redevelopment Project,
	Series 2003,
	5.700% 09/01/25	500,000	451,685
CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1-B,
	Series 2003,
	5.750% 09/02/33	1,000,000	913,380
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	6.000% 09/01/33	700,000	638,526
CA Temecula Valley Unified School District No. 1
	Series 2003,
	6.125% 09/01/33	600,000	548,010
FL Ave Maria Stewardship Community District
	Series 2006 A,
	5.125% 05/01/38	1,500,000	1,037,700
FL Brandy Creek Community Development District
	Series 2003 A,
	6.350% 05/01/34	935,000	910,746
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	955,000	948,993

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
FL Channing Park Development District
	Series 2007,
	5.300% 05/01/38	1,000,000	705,810
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	705,000	688,757
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	665,000	655,358
FL Lexington Oaks Community Development District
	Series 2002 A,
	6.700% 05/01/33	250,000	249,983
FL Middle Village Community Development District
	Series 2004 A,
	6.000% 05/01/35	2,000,000	1,713,220
FL Oakmont Grove Community Development District
	Series 2007 A,
	5.400% 05/01/38	1,200,000	813,672
	Series 2007 B,
	5.250% 05/01/12	1,000,000	913,790
FL Orlando
	Conroy Road Interchange,
	Series 1998 A:
	5.500% 05/01/10	120,000	118,028
	5.800% 05/01/26	600,000	545,820
FL Sarasota National Community Development District
	Series 2003,
	5.300% 05/01/39	4,000,000	2,775,760
FL Seven Oaks Community Development District II
	Series 2004 A,
	5.875% 05/01/35	470,000	369,585
	Series 2004 B,
	5.000% 05/01/09	430,000	423,924
FL Sweetwater Creek Community Development District
	Series 2007 A,
	5.500% 05/01/38	2,000,000	1,387,660
FL Tolomato Community Development District
	Series 2007,
	6.650% 05/01/40	3,000,000	2,716,290

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	2,000,000	1,693,500
FL West Villages Improvement District
	Series 2006,
	5.500% 05/01/37	1,725,000	1,191,561
FL Westchester Community Development District No. 1
	Series 2003,
	6.125% 05/01/35	800,000	641,632
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37	2,700,000	2,072,790
GA Atlanta
	Eastside Project,
	Series 2005 B,
	5.600% 01/01/30	1,615,000	1,323,686
IL Annawan
	Patriot Renewable Fuels LLC,
	Series 2007,
	5.625% 01/01/18	1,500,000	1,312,845
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	1,225,000	1,225,416
IL Du Page County Special Service Area No. 31
	Monarch Landing Project,
	Series 2006,
	5.625% 03/01/36	750,000	585,930
IL Hillside
	Series 2008,
	7.000% 01/01/28	2,500,000	2,306,625
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	750,000	646,155
IL Plano Special Service Area No. 4
	Lakewood Springs Project,
	Series 2005 5-B,
	6.000% 03/01/35	3,000,000	2,545,920
IL Rosemont
	River Road Hotel Partners Project,
	Series 2007,
	5.100% 12/30/23	2,800,000	2,329,012
IL Volo Village Special Service Area No. 3
	Symphony Meadows Project,
	Series 2006-1,
	6.000% 03/01/36	1,996,000	1,649,694

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
IN City of Portage
	Ameriplex Project,
	Series 2006,
	5.000% 07/15/23	700,000	589,904
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	445,000	436,300
MO Kansas City Tax Increment Financing Commission
	Maincor Project, Inc.,
	Series 2007 A,
	5.250% 03/01/18	1,000,000	922,900
MO Riverside
	Tax Increment Revenue,
	Series 2004,
	5.250% 05/01/20	1,275,000	1,173,880
OH Hickory Chase Community Authority
	Series 2008,
	7.000% 12/01/38	2,500,000	2,290,225
Special Property Tax Total			48,335,100
State Appropriated — 0.9%
LA Military Department
	Custody Receipts,
	Series 2006,
	5.000% 08/01/24	4,330,000	3,986,587
NY Triborough Bridge & Tunnel Authority
	Javits Convention Center,
	Series 1990 E,
	7.250% 01/01/10	675,000	695,824
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	1,465,000	1,480,749
State Appropriated Total			6,163,160
State General Obligations — 0.3%
CA State
	Series 2003,
	5.250% 02/01/23	800,000	775,656
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.000% 07/01/30	1,390,000	1,381,452
State General Obligations Total			2,157,108
TAX-BACKED TOTAL			81,911,560
TRANSPORTATION — 4.0%
Air Transportation — 1.9%
CA Los Angeles Regional Airports Improvement Corp.
	American Airlines, Inc.,
	Series 2000 C, AMT,
	7.500% 12/01/24	400,000	346,896

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Air Transportation — (continued)
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	650,000	572,143
IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	1,000,000	902,850
NC Charlotte/Douglas International Airport
	US Airways, Inc.,
	Series 1998, AMT,
	5.600% 07/01/27	1,500,000	1,015,545
NJ Economic Development Authority
	Continental Airlines, Inc.:
	Series 1999, AMT:
	6.250% 09/15/19	1,000,000	822,410
	6.250% 09/15/29	2,500,000	1,892,750
	Series 2003, AMT,
	9.000% 06/01/33	1,000,000	991,960
NY New York City Industrial Development Agency
	American Airlines, Inc.,
	Series 2005, AMT,
	7.750% 08/01/31	3,000,000	2,628,210
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT:
	5.250% 01/01/09	100,000	99,759
	5.500% 01/01/24	1,000,000	831,130
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	2,250,000	1,642,095
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,
	6.000% 03/01/23	935,000	816,367
Air Transportation Total			12,562,115
Airports — 0.2%
MO Branson Regional Airport Transportation Development District
	Branson Airport LLC:
	Series 2007 A,
	6.000% 07/01/37	500,000	382,185
	Series 2007 B,
	6.000% 07/01/37	1,300,000	970,996
Airports Total			1,353,181

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Ports — 1.1%
WA Port of Seattle
	Series 2000 B, AMT,
	Insured: MBIA
	6.000% 02/01/11	7,500,000	7,725,000
Ports Total			7,725,000
Toll Facilities — 0.8%
CO E-470 Public Highway Authority
	Series 2000,
	Insured: MBIA
	(a) 09/01/18	4,000,000	2,287,680
TX North Texas Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	2,645,000	2,380,130
	Series 2008,
	5.625% 01/01/33	1,000,000	913,090
Toll Facilities Total			5,580,900
TRANSPORTATION TOTAL			27,221,196
UTILITIES — 8.4%
Independent Power Producers — 1.3%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT:
	6.750% 10/01/11	3,000,000	3,015,270
	6.750% 10/01/19	120,000	120,018
OR Western Generation Agency
	Wauna Cogeneration Project,
	Series 2006 A,
	5.000% 01/01/20	2,235,000	1,867,722
PA Economic Development Financing Authority
	Colver Project,
	Series 2005, AMT,
	5.125% 12/01/15	825,000	771,548
	Northampton Generating,
	Series 1994 A, AMT,
	6.500% 01/01/13	3,000,000	2,929,260
Independent Power Producers Total			8,703,818
Investor Owned — 5.4%
AR Independence County
	Entergy Mississippi, Inc.,
	Series 1999,
	Insurer: AMBAC
	4.900% 07/01/22	1,200,000	1,089,816
AZ Maricopa County Pollution Control Corp.
	Southern California Edison Co.,
	Series 2000 A,
	2.900% 06/01/35	1,000,000	996,540

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	1,275,000	1,157,215
IL Development Finance Authority
	Peoples Gas Light & Coke Co.,
	Series 2003 E, AMT,
	Insured: AMBAC
	4.875% 11/01/38	2,500,000	2,402,600
IN Jasper County
	Northern Indiana Public Services,
	Series 1994 C,
	Insured: MBIA
	5.850% 04/01/19	1,000,000	962,610
IN Petersburg
	Indianapolis Power & Light Co.,
	Series 1991,
	5.750% 08/01/21	1,000,000	922,190
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	497,740
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	250,000	238,808
MS Business Finance Corp.
	Systems Energy Resources, Inc.,
	Series 1999,
	5.900% 05/01/22	1,500,000	1,381,455
MT Forsyth
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	375,000	376,444
NH Business Finance Authority
	Public Service Co.,
	Series 2006 B, AMT,
	Insured: MBIA
	4.750% 05/01/21	7,250,000	6,213,395
NM Farmington
	Tucson Electric Power Co.,
	Series 1997 A,
	6.950% 10/01/20	2,000,000	1,979,200
NV Clark County Industrial Development Authority
	Nevada Power Co.:
	Series 1995 B, AMT,
	5.900% 10/01/30	2,135,000	1,674,374
	Series 1997 A, AMT,
	5.900% 11/01/32	750,000	581,542

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — (continued)
	Southern California Edison Co.,
	Series 2000 A, AMT,
	3.250% 06/01/31	1,000,000	990,280
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	800,000	706,320
SC Berkeley County Pollution Control Facilities Authority
	South Carolina Generating Co. Project,
	Series 2003,
	4.875% 10/01/14	1,500,000	1,487,310
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	515,000	476,128
	Series 2003 C, AMT,
	6.750% 10/01/38	1,180,000	912,895
TX Matagorda County Navigation District No. 1
	AEP Texas Project,
	Series 2005 A,
	Insured: AMBAC
	4.400% 05/01/30	7,500,000	5,909,550
TX Sabine River Authority
	TXU Energy Co. LLC,
	Series 2001 B, AMT,
	5.750% 05/01/30	1,415,000	1,308,196
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	3,250,000	2,941,542
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14	1,500,000	1,477,065
Investor Owned Total			36,683,215
Joint Power Authority — 0.8%
GA Municipal Electric Authority
	Series 1991 V,
	6.600% 01/01/18	3,300,000	3,698,772
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	1,680,000	1,770,485
Joint Power Authority Total			5,469,257

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 0.2%
PR Electric Power Authority
	Series 1998 NN,
	5.500% 07/01/20	1,005,000	1,005,342
Municipal Electric Total			1,005,342
Water & Sewer — 0.7%
AZ Surprise Municipal Property Corp.
	Series 2007,
	4.900% 04/01/32	2,000,000	1,593,200
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37	250,000	209,625
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,200,000	3,271,104
Water & Sewer Total			5,073,929
UTILITIES TOTAL			56,935,561
	Total Municipal Bonds (cost of $723,209,983)		640,948,338

		Shares
Investment Company — 1.1%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 2.720%)	7,535,781	7,535,781
	Total Investment Company (cost of $7,535,781)		7,535,781

		Par ($)
Municipal Preferred Stocks — 0.8%
HOUSING — 0.8%
Multi-Family — 0.8%
Centerline Equity Issuer Trust
	AMT:
	6.300% 04/30/19(e)	1,000,000	1,026,040
	Series 1999,
	6.625% 06/30/09(e)	2,000,000	2,033,260
	Series 2000,
	7.600% 11/30/10(e)	1,500,000	1,611,150
MuniMae Trust
	AMT,
	5.800% 06/30/49(e)	1,000,000	904,890

		Par ($)	Value ($)
Municipal Preferred Stocks — (continued)
HOUSING — (continued)
Multi-Family — (continued)
Multi-Family Total			5,575,340
HOUSING TOTAL			5,575,340
	Total Municipal Preferred Stocks (cost of $5,500,000)		5,575,340
Short-Term Obligations — 1.0%
VARIABLE RATE DEMAND NOTES(h) — 1.0%
CO Educational & Cultural Facilities Authority
	Jewish Community Center,
	Series 2006 D-1,
	LOC: JPMorgan Chase Bank
	4.250% 07/01/36	500,000	500,000
FL Collier County Health Facilities Authority
	Cleveland Clinic Health System,
	Series 2003 C-1,
	LOC: JPMorgan Chase Bank
	4.250% 01/01/35	300,000	300,000
MO Health & Educational Facilities Authority
	Series 1996 B,
	SPA: Morgan Guaranty Trust
	4.250% 09/01/30	200,000	200,000
NV Clark County School District
	Series 2001 A,
	Insured: FSA,
	SPA: State Street Bank & Trust Co.
	4.350% 06/15/21	2,880,000	2,880,000
OK Development Finance Authority
	Integris Baptist Medical Center,
	Series 2007 A-3,
	SPA: JPMorgan Chase Bank
	4.250% 08/15/33	3,100,000	3,100,000
VARIABLE RATE DEMAND NOTES TOTAL			6,980,000

	Total Short-Term Obligations (cost of $6,980,000)		6,980,000

	Total Investments — 97.3% (cost of $743,225,764)(i)(j)		661,039,459

	Other Assets & Liabilities, Net — 2.7%		18,154,220

	Net Assets — 100.0%		679,193,679

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On July 1, 2008 the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments *
Level 1 – Quoted Prices	$7,535,781	$453,564
Level 2 – Other Significant Observable Inputs	653,503,678	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$661,039,459	$453,564

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At September 30, 2008, the value of these securities amounted to $3,859,061, which represents 0.6% of net asset

	Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities Development Authority-Crossroads School for Arts & Sciences, Series 1998,
6.000% 08/01/28	08/21/98	$265,000
6.000% 08/01/28	08/31/98	700,000
NC Durham Housing Authority-Magnolia Pointe Apartments, Series 2005, AMT,
5.650% 02/01/38	12/19/06	3,500,000
		$4,465,000

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2008, the value of these securities amounted to $53,714, which represents less than 0.1% of net assets.

(d)	Step bond. Shown parenthetically is the next coupon rate to be paid and the date the Fund will begin accruing at this rate.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities, which are not illiquid except as listed below, amounted to $17,596,348, which represents 2.6% of net assets.

	Acquisition		Acquisition	Market
Security	Date	Par	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	11/12/93	$455,481	$463,388	$453,391

(f)	The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2008, the total market value of securities pledged amounted to $1,832,588.

(g)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at September 30, 2008.

(i)	Cost for federal income tax purposes is $742,780,479.

(j)	Unrealized appreciation and depreciation at September 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$7,117,820	$(88,858,840)	$(81,741,020)

At September 30, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	466	$53,415,250	$53,868,814	Dec-2008	$453,564

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
AGO	Assured Guaranty Corp.
FGIC	Financial Guaranty Insurance Co.

FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
HFDC	Health Facility Development Corporation
LOC	Letter of credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

INVESTMENT PORTFOLIO

September 30, 2008 (Unaudited)	Columbia Small Cap Value Fund I

		Shares	Value ($)*
Common Stocks — 99.8%
CONSUMER DISCRETIONARY — 9.9%
Auto Components — 0.6%
	BorgWarner, Inc.	120,360	3,944,197
	Modine Manufacturing Co.	129,263	1,871,728
Auto Components Total			5,815,925
Diversified Consumer Services — 0.6%
	Regis Corp.	99,405	2,733,637
	Sotheby’s	140,200	2,812,412
Diversified Consumer Services Total			5,546,049
Hotels, Restaurants & Leisure — 1.7%
	Benihana, Inc., Class A (a)	382,186	1,758,056
	Bob Evans Farms, Inc.	134,100	3,659,589
	CEC Entertainment, Inc. (a)	108,700	3,608,840
	Landry’s Restaurants, Inc.	178,090	2,769,299
	O’Charleys, Inc.	181,000	1,583,750
	Red Robin Gourmet Burgers, Inc. (a)	67,130	1,799,084
Hotels, Restaurants & Leisure Total			15,178,618
Household Durables — 1.8%
	American Greetings Corp., Class A	362,820	5,547,518
	Cavco Industries, Inc. (a)	77,776	2,811,602
	CSS Industries, Inc.	99,304	2,556,085
	Ethan Allen Interiors, Inc.	71,720	2,009,594
	Furniture Brands International, Inc.	175,930	1,850,784
	Universal Electronics, Inc. (a)	84,303	2,105,889
Household Durables Total			16,881,472
Internet & Catalog Retail — 0.2%
	NutriSystem, Inc.	107,080	1,897,458
Internet & Catalog Retail Total			1,897,458
Leisure Equipment & Products — 0.6%
	Brunswick Corp.	313,594	4,010,867
	MarineMax, Inc. (a)	233,583	1,688,805
Leisure Equipment & Products Total			5,699,672
Multiline Retail — 0.3%
	Saks, Inc. (a)	328,510	3,038,718
Multiline Retail Total			3,038,718
Specialty Retail — 2.8%
	America’s Car-Mart, Inc. (a)	240,727	4,475,115
	Foot Locker, Inc.	172,796	2,792,383
	Monro Muffler Brake, Inc.	250,656	5,780,128
	OfficeMax, Inc.	314,870	2,799,194

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Specialty Retail — (continued)
	Rent-A-Center, Inc. (a)	286,595	6,385,337
	Shoe Carnival, Inc. (a)	28,593	468,353
	Zale Corp. (a)	120,060	3,001,500
Specialty Retail Total			25,702,010
Textiles, Apparel & Luxury Goods — 1.3%
	Hampshire Group Ltd. (a)	186,329	1,378,835
	Movado Group, Inc.	159,780	3,571,083
	Phillips-Van Heusen Corp.	82,360	3,122,268
	Wolverine World Wide, Inc.	152,810	4,043,352
Textiles, Apparel & Luxury Goods Total			12,115,538
CONSUMER DISCRETIONARY TOTAL			91,875,460
CONSUMER STAPLES — 5.5%
Beverages — 0.1%
	MGP Ingredients, Inc.	393,788	1,118,358
Beverages Total			1,118,358
Food & Staples Retailing — 2.1%
	BJ’s Wholesale Club, Inc. (a)	112,110	4,356,595
	Ruddick Corp.	122,340	3,969,933
	Spartan Stores, Inc.	54,967	1,367,579
	Weis Markets, Inc.	194,819	7,015,432
	Whole Foods Market, Inc.	153,740	3,079,412
Food & Staples Retailing Total			19,788,951
Food Products — 2.9%
	Flowers Foods, Inc.	100,973	2,964,567
	Fresh Del Monte Produce, Inc. (a)	229,684	5,098,985
	J & J Snack Foods Corp.	90,864	3,081,198
	Lancaster Colony Corp.	118,193	4,451,149
	Lance, Inc.	179,341	4,069,247
	Maui Land & Pineapple Co., Inc. (a)	125,662	3,454,448
	Ralcorp Holdings, Inc. (a)	53,280	3,591,605
Food Products Total			26,711,199
Personal Products — 0.4%
	NBTY, Inc. (a)	124,000	3,660,480
Personal Products Total			3,660,480
CONSUMER STAPLES TOTAL			51,278,988
ENERGY — 4.2%
Energy Equipment & Services — 1.9%
	Complete Production Services, Inc. (a)	147,674	2,972,678

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Energy Equipment & Services — (continued)
	Key Energy Services, Inc. (a)	213,060	2,471,496
	Newpark Resources, Inc. (a)	209,551	1,529,722
	Oil States International, Inc. (a)	52,850	1,868,248
	Patterson-UTI Energy, Inc.	87,810	1,757,956
	TGC Industries, Inc. (a)	269,418	1,417,139
	Tidewater, Inc.	85,390	4,727,190
	TriCo Marine Services, Inc. (a)	39,915	681,748
Energy Equipment & Services Total			17,426,177
Oil, Gas & Consumable Fuels — 2.3%
	Comstock Resources, Inc. (a)	64,670	3,236,734
	Frontier Oil Corp.	141,400	2,604,588
	Harvest Natural Resources, Inc. (a)	411,450	4,163,874
	Holly Corp.	93,150	2,693,898
	Nordic American Tanker Shipping	75,267	2,413,060
	Stone Energy Corp. (a)	108,589	4,596,572
	Swift Energy Co. (a)	58,030	2,245,181
Oil, Gas & Consumable Fuels Total			21,953,907
ENERGY TOTAL			39,380,084
FINANCIALS — 32.4%
Capital Markets — 0.5%
	Piper Jaffray Companies, Inc. (a)	114,380	4,946,935
Capital Markets Total			4,946,935
Commercial Banks — 8.9%
	BancFirst Corp.	94,264	4,555,779
	BancTrust Financial Group, Inc.	306,908	4,026,633
	Bank of Granite Corp.	342,223	797,380
	Bryn Mawr Bank Corp.	184,634	4,058,255
	Capital Corp. of the West	266,998	1,057,312
	Capitol Bancorp Ltd.	227,709	4,438,049
	Chemical Financial Corp.	253,293	7,887,544
	Columbia Banking System, Inc.	168,595	2,989,189
	Community Trust Bancorp, Inc.	118,641	4,081,250
	First Citizens BancShares, Inc., Class A	42,197	7,553,263
	First Financial Corp.	166,827	7,837,533
	First Horizon National Corp.	281,153	2,631,592
	First National Bank of Alaska	1,481	2,650,990
	Mass Financial Corp., Class A (a)	285,770	1,285,965
	Merchants Bancshares, Inc.	178,285	4,323,411
	Northfield Bancorp, Inc. (a)	213,293	2,582,978
	Northrim BanCorp, Inc.	198,991	3,263,452

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Sterling Bancorp NY	277,396	4,011,146
	Taylor Capital Group, Inc.	208,885	2,504,531
	West Coast Bancorp	249,110	3,651,953
	Whitney Holding Corp.	273,490	6,632,133
Commercial Banks Total			82,820,338
Consumer Finance — 1.0%
	Advance America Cash Advance Centers, Inc.	493,580	1,475,804
	Cash America International, Inc.	219,980	7,928,079
Consumer Finance Total			9,403,883
Diversified Financial Services — 0.5%
	Medallion Financial Corp.	443,201	4,640,315
Diversified Financial Services Total			4,640,315
Insurance — 9.4%
	Baldwin & Lyons, Inc., Class B	167,462	4,014,064
	CNA Surety Corp. (a)	296,889	4,958,046
	eHealth, Inc. (a)	163,570	2,617,120
	EMC Insurance Group, Inc.	183,339	5,404,834
	FBL Financial Group, Inc.	148,938	4,153,881
	Harleysville Group, Inc.	114,362	4,322,884
	Horace Mann Educators Corp.	368,013	4,736,327
	IPC Holdings Ltd.	155,830	4,707,624
	Max Capital Group Ltd.	214,890	4,991,895
	Mercury General Corp.	49,480	2,709,030
	National Western Life Insurance Co., Class A	18,778	4,545,590
	Navigators Group, Inc. (a)	108,420	6,288,360
	Phoenix Companies, Inc.	656,715	6,068,047
	RAM Holdings Ltd. (a)	804,660	1,351,829
	RLI Corp.	72,541	4,504,071
	Safety Insurance Group, Inc.	122,190	4,634,667
	Selective Insurance Group, Inc.	184,974	4,239,604
	Stewart Information Services Corp.	177,590	5,283,302
	United America Indemnity Ltd., Class A (a)	574,961	8,181,695
Insurance Total			87,712,870
Real Estate Investment Trusts (REITs) — 6.1%
	DCT Industrial Trust, Inc.	505,228	3,784,158
	DiamondRock Hospitality Co.	451,600	4,109,560
	DuPont Fabros Technology, Inc.	208,481	3,179,335

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Franklin Street Properties Corp.	386,170	5,020,210
Getty Realty Corp.	125,247	2,776,726
LaSalle Hotel Properties	201,240	4,692,917
National Health Investors, Inc.	131,477	4,493,884
Potlatch Corp.	182,230	8,453,649
Realty Income Corp.	198,020	5,069,312
Sun Communities, Inc.	261,358	5,177,502
Universal Health Realty Income Trust	135,673	5,277,680
Urstadt Biddle Properties, Inc., Class A	249,552	4,679,100
Real Estate Investment Trusts (REITs) Total		56,714,033
Real Estate Management & Development — 0.1%
Avatar Holdings, Inc. (a)	17,670	583,110
Real Estate Management & Development Total		583,110
Thrifts & Mortgage Finance — 5.9%
Bank Mutual Corp.	502,426	5,702,535
BankFinancial Corp.	304,090	4,464,041
Beneficial Mutual Bancorp, Inc. (a)	379,688	4,803,053
Brookline Bancorp, Inc.	589,240	7,536,380
Clifton Savings Bancorp, Inc.	307,834	3,690,930
Corus Bankshares, Inc.	703,343	2,848,539
ESSA Bancorp, Inc.	204,308	2,839,881
Flagstar BanCorp, Inc.	662,305	1,973,669
Home Federal Bancorp, Inc.	391,200	4,987,800
TrustCo Bank Corp. NY	360,354	4,219,745
United Financial Bancorp, Inc.	252,396	3,748,081
Washington Federal, Inc.	217,540	4,013,613
Westfield Financial, Inc.	453,713	4,673,244
Thrifts & Mortgage Finance Total		55,501,511
FINANCIALS TOTAL		302,322,995
HEALTH CARE — 9.7%
Health Care Equipment & Supplies — 2.1%
Analogic Corp.	68,640	3,415,526
Haemonetics Corp. (a)	76,160	4,700,595
Hill-Rom Holdings, Inc.	123,910	3,755,712
STERIS Corp.	199,050	7,480,299
Health Care Equipment & Supplies Total		19,352,132
Health Care Providers & Services — 6.2%
Amedisys, Inc. (a)	72,230	3,515,434
AmSurg Corp. (a)	138,500	3,527,595
Cross Country Healthcare, Inc. (a)	379,485	6,181,811

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	Gentiva Health Services, Inc. (a)	249,820	6,730,151
	Healthspring, Inc. (a)	96,865	2,049,663
	Kindred Healthcare, Inc. (a)	237,000	6,534,090
	Magellan Health Services, Inc. (a)	56,430	2,317,016
	NovaMed, Inc. (a)	561,839	2,663,117
	Owens & Minor, Inc.	128,841	6,248,788
	Pediatrix Medical Group, Inc. (a)	89,414	4,821,203
	RehabCare Group, Inc. (a)	284,447	5,148,491
	Res-Care, Inc. (a)	316,618	5,743,450
	U.S. Physical Therapy, Inc. (a)	153,485	2,664,500
Health Care Providers & Services Total			58,145,309
Life Sciences Tools & Services — 1.4%
	Bio-Rad Laboratories, Inc., Class A (a)	58,570	5,805,459
	PAREXEL International Corp. (a)	159,340	4,566,684
	Varian, Inc. (a)	59,660	2,559,414
Life Sciences Tools & Services Total			12,931,557
HEALTH CARE TOTAL			90,428,998
INDUSTRIALS — 13.3%
Aerospace & Defense — 0.7%
	AAR Corp. (a)	131,844	2,187,292
	Esterline Technologies Corp. (a)	55,570	2,200,016
	Moog, Inc., Class A (a)	52,720	2,260,634
Aerospace & Defense Total			6,647,942
Airlines — 0.5%
	JetBlue Airways Corp. (a)	368,335	1,823,258
	Skywest, Inc.	204,630	3,269,988
Airlines Total			5,093,246
Building Products — 1.8%
	Builders FirstSource, Inc. (a)	446,006	2,671,576
	Lennox International, Inc.	116,240	3,867,305
	NCI Building Systems, Inc. (a)	155,580	4,939,665
	Trex Co., Inc. (a)	130,437	2,362,214
	Universal Forest Products, Inc.	77,740	2,713,903
Building Products Total			16,554,663
Commercial Services & Supplies — 3.8%
	ABM Industries, Inc.	135,250	2,953,860
	Casella Waste Systems, Inc., Class A (a)	260,668	3,060,242
	CBIZ, Inc. (a)	351,901	2,973,563

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — (continued)
	CDI Corp.	142,627	3,184,861
	Consolidated Graphics, Inc. (a)	125,670	3,811,571
	Healthcare Services Group, Inc.	165,472	3,026,483
	Kimball International, Inc., Class B	220,810	2,384,748
	Korn/Ferry International (a)	209,940	3,741,131
	MPS Group, Inc. (a)	646,246	6,514,160
	United Stationers, Inc. (a)	83,230	3,980,891
Commercial Services & Supplies Total			35,631,510
Construction & Engineering — 1.0%
	EMCOR Group, Inc. (a)	198,780	5,231,890
	KHD Humboldt Wedag International Ltd. (a)	197,652	3,790,965
Construction & Engineering Total			9,022,855
Electrical Equipment — 0.7%
	Belden, Inc.	114,450	3,638,365
	Woodward Governor Co.	83,850	2,957,390
Electrical Equipment Total			6,595,755
Machinery — 1.2%
	EnPro Industries, Inc. (a)	167,642	6,229,577
	Harsco Corp.	71,296	2,651,498
	Kadant, Inc. (a)	82,249	1,872,810
Machinery Total			10,753,885
Road & Rail — 2.4%
	Amerco, Inc. (a)	59,250	2,484,353
	Genesee & Wyoming, Inc., Class A (a)	107,660	4,039,403
	Heartland Express, Inc.	204,675	3,176,556
	Knight Transportation, Inc.	123,240	2,091,383
	Ryder System, Inc.	38,630	2,395,060
	Werner Enterprises, Inc.	372,050	8,077,205
Road & Rail Total			22,263,960
Trading Companies & Distributors — 1.2%
	Kaman Corp.	154,641	4,404,176
	Watsco, Inc.	140,330	7,055,792
Trading Companies & Distributors Total			11,459,968
INDUSTRIALS TOTAL			124,023,784
INFORMATION TECHNOLOGY — 11.9%
Communications Equipment — 1.7%
	Anaren, Inc. (a)	284,350	2,886,152
	Bel Fuse, Inc., Class B	70,300	2,001,441
	Black Box Corp.	119,237	4,117,254

7

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Communications Equipment — (continued)
Comtech Telecommunications Corp. (a)	60,650	2,986,406
Dycom Industries, Inc. (a)	241,520	3,144,590
Polycom, Inc. (a)	100	2,313
Tollgrade Communications, Inc. (a)	186,393	782,851
Communications Equipment Total		15,921,007
Computers & Peripherals — 1.2%
Brocade Communications Systems, Inc. (a)	354,500	2,063,190
Electronics for Imaging, Inc. (a)	214,650	2,990,074
Emulex Corp. (a)	281,360	3,002,111
QLogic Corp. (a)	186,160	2,859,418
Computers & Peripherals Total		10,914,793
Electronic Equipment, Instruments & Components — 3.4%
Anixter International, Inc. (a)	109,500	6,516,345
Benchmark Electronics, Inc. (a)	351,530	4,949,542
Brightpoint, Inc. (a)	457,704	3,295,469
CPI International, Inc. (a)	220,460	3,192,261
GSI Group Inc / Canada (a)	296,910	1,048,092
MTS Systems Corp.	111,574	4,697,265
NAM TAI Electronics, Inc.	450,073	3,677,097
Plexus Corp. (a)	103,010	2,132,307
Vishay Intertechnology, Inc. (a)	394,518	2,611,709
Electronic Equipment, Instruments & Components Total		32,120,087
IT Services — 1.3%
CACI International, Inc., Class A (a)	84,330	4,224,933
CSG Systems International, Inc. (a)	154,358	2,705,896
MAXIMUS, Inc.	92,280	3,399,595
TeleTech Holdings, Inc. (a)	104,520	1,300,229
IT Services Total		11,630,653
Semiconductors & Semiconductor Equipment — 2.0%
Actel Corp. (a)	248,607	3,102,615
Advanced Energy Industries, Inc. (a)	133,790	1,830,247
ATMI, Inc. (a)	60,360	1,085,273
Cabot Microelectronics Corp. (a)	100	3,208
Fairchild Semiconductor International, Inc. (a)	220,380	1,959,178
Kulicke & Soffa Industries, Inc. (a)	473,018	2,133,311
Mattson Technology, Inc. (a)	479,230	2,266,758

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — (continued)
	MKS Instruments, Inc. (a)	135,421	2,696,232
	RF Micro Devices, Inc. (a)	440,670	1,286,757
	Ultra Clean Holdings (a)	216,750	1,092,420
	Varian Semiconductor Equipment Associates, Inc. (a)	52,042	1,307,295
Semiconductors & Semiconductor Equipment Total			18,763,294
Software — 2.3%
	Jack Henry & Associates, Inc.	126,520	2,572,152
	Lawson Software, Inc. (a)	181,297	1,269,079
	Mentor Graphics Corp. (a)	251,545	2,855,036
	MSC.Software Corp. (a)	355,920	3,808,344
	Progress Software Corp. (a)	107,800	2,801,722
	SPSS, Inc. (a)	72,000	2,113,920
	Sybase, Inc. (a)	188,650	5,776,463
Software Total			21,196,716
INFORMATION TECHNOLOGY TOTAL			110,546,550
MATERIALS — 5.7%
Chemicals — 2.2%
	Ashland, Inc.	83,070	2,428,967
	Cytec Industries, Inc.	67,700	2,634,207
	H.B. Fuller Co.	310,600	6,482,222
	OM Group, Inc. (a)	156,280	3,516,300
	Sensient Technologies Corp.	199,570	5,613,904
Chemicals Total			20,675,600
Construction Materials — 0.3%
	Eagle Materials, Inc.	146,580	3,278,995
Construction Materials Total			3,278,995
Containers & Packaging — 1.8%
	AptarGroup, Inc.	49,350	1,930,079
	Greif, Inc., Class A	65,584	4,303,622
	Greif, Inc., Class B	137,147	7,156,330
	Packaging Corp. of America	146,441	3,394,502
Containers & Packaging Total			16,784,533
Metals & Mining — 1.2%
	Carpenter Technology Corp.	59,360	1,522,584
	Harry Winston Diamond Corp.	212,550	2,826,915
	Haynes International, Inc. (a)	61,240	2,867,869
	Worthington Industries, Inc.	264,070	3,945,206
Metals & Mining Total			11,162,574

9

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.2%
	Mercer International, Inc. (a)	398,379	1,458,067
Paper & Forest Products Total			1,458,067
MATERIALS TOTAL			53,359,769
TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.3%
	Warwick Valley Telephone Co.	203,860	2,285,271
Diversified Telecommunication Services Total			2,285,271
Wireless Telecommunication Services — 0.4%
	Syniverse Holdings, Inc. (a)	226,560	3,763,161
Wireless Telecommunication Services Total			3,763,161
TELECOMMUNICATION SERVICES TOTAL			6,048,432
UTILITIES — 6.5%
Electric Utilities — 3.7%
	ALLETE, Inc.	134,530	5,986,585
	El Paso Electric Co. (a)	302,539	6,353,319
	Hawaiian Electric Industries, Inc.	147,820	4,303,040
	Maine & Maritimes Corp. (a)	43,589	1,436,258
	MGE Energy, Inc.	142,553	5,067,759
	Portland General Electric Co.	244,922	5,794,854
	UIL Holdings Corp.	162,006	5,561,666
Electric Utilities Total			34,503,481
Independent Power Producers & Energy Traders — 0.6%
	Black Hills Corp.	183,310	5,695,442
Independent Power Producers & Energy Traders Total			5,695,442
Multi-Utilities — 2.2%
	Avista Corp.	281,640	6,114,404
	CH Energy Group, Inc.	210,235	9,159,939
	NorthWestern Corp.	189,820	4,770,177
Multi-Utilities Total			20,044,520
UTILITIES TOTAL			60,243,443
	Total Common Stocks (cost of $888,101,463)		929,508,503

10

		Par ($)	Value ($)
Short-Term Obligation — 0.1%

	Repurchase agreement with Fixed Income Clearing Corp., dated 09/30/08, due 10/01/08 at 0.200%, collateralized by a U.S. Treasury Obligation maturing 08/15/19, market value $1,245,506 (repurchase proceeds $1,218,007)	1,218,000	1,218,000

	Total Short-Term Obligation (cost of $1,218,000)		1,218,000

	Total Investments — 99.9% (cost of $889,319,463)(b)(c)		930,726,503

	Other Assets & Liabilities, Net — 0.1%		1,024,684

	Net Assets — 100.0%		931,751,187

11

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On July 1, 2008, the Fund adopted Statement of Financial Accounting  Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$929,508,503	$—
Level 2 – Other Significant Observable Inputs	1,218,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$930,726,503	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $889,319,463.
(c)	Unrealized appreciation and depreciation at September 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$162,046,034	$(120,638,994)	$41,407,040

12

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	November 26, 2008